CONCENTRATIONS AND RISKS (Details)	12 Months Ended
	Jul. 31, 2019 USD ($) customer	Jul. 31, 2018 USD ($) customer	Jul. 31, 2017 customer
CONCENTRATIONS AND RISKS
Cash balances | $	$ 6,459,702	$ 72,965
Revenue | Customer concentration risk
CONCENTRATIONS AND RISKS
Number of customers	3	2	3
Revenue | Customer concentration risk | Customer one
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	44.10%	32.90%	34.00%
Revenue | Customer concentration risk | Customer two
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	28.60%	20.70%	30.80%
Revenue | Customer concentration risk | Customer three
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	18.80%		30.30%
Accounts receivable | Customer concentration risk
CONCENTRATIONS AND RISKS
Number of customers	4	1
Accounts receivable | Customer concentration risk | Customer one
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	60.70%	100.00%
Accounts receivable | Customer concentration risk | Customer two
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	14.50%
Accounts receivable | Customer concentration risk | Customer three
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	13.70%
Accounts receivable | Customer concentration risk | Customer four
CONCENTRATIONS AND RISKS
Concentration risk (as a percent)	11.10%